SUPPLEMENTAL GUARANTOR INFORMATION - Statement of Income (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Income
Revenues	$ 435	$ 451	$ 441	$ 444	$ 497	$ 388	$ 287	$ 185	$ 1,771	$ 1,357	$ 699
Operating expenses									(1,546)	(1,164)	(569)
Interest income (expense), net									(25)	(22)	(20)
Other income (expense), net									(1)	156	3
Income tax benefit (provision)									(26)	(60)	(41)
Equity in earnings from unconsolidated entities									4	5	4
Net income	71	35	26	45	49	20	181	22	177	272	76
Net income attributable to noncontrolling interests									(3)	(2)	(2)
Net income attributable to common stockholders	$ 70	$ 34	$ 26	$ 44	$ 49	$ 20	$ 180	$ 21	174	270	74
Total Eliminations
Statement of Income
Other income (expense), net									(402)	(251)	(180)
Net income									(402)	(251)	(180)
Net income attributable to common stockholders									(402)	(251)	(180)
ILG
Statement of Income
Operating expenses									(7)	(5)	(4)
Other income (expense), net									178	273	76
Income tax benefit (provision)									3	2	1
Net income									174	270	73
Net income attributable to common stockholders									174	270	73
Interval Acquisition Corp
Statement of Income
Operating expenses									(1)		(1)
Interest income (expense), net									(27)	(25)	(22)
Other income (expense), net									193	125	89
Income tax benefit (provision)									10	10	9
Net income									175	110	75
Net income attributable to common stockholders									175	110	75
Guarantor Subsidiaries
Statement of Income
Revenues									1,480	1,150	593
Operating expenses									(1,337)	(985)	(479)
Interest income (expense), net									8	6	2
Other income (expense), net									58	16	15
Income tax benefit (provision)									(21)	(68)	(46)
Equity in earnings from unconsolidated entities									4	5	4
Net income									192	124	89
Net income attributable to noncontrolling interests									1	1	1
Net income attributable to common stockholders									193	125	90
Non-Guarantor Subsidiaries
Statement of Income
Revenues									291	207	106
Operating expenses									(201)	(174)	(85)
Interest income (expense), net									(6)	(3)
Other income (expense), net									(28)	(7)	3
Income tax benefit (provision)									(18)	(4)	(5)
Net income									38	19	19
Net income attributable to noncontrolling interests									(4)	(3)	(3)
Net income attributable to common stockholders									$ 34	$ 16	$ 16